FIRST AMERICAN FUNDS, INC.
                            680 East Swedesford Road
                            Wayne, Pennsylvania 19087


                                January 31, 1996


Securities and Exchange Commission                        VIA EDGAR TRANSMISSION
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      First American Funds, Inc. (the "Company")
                  File Nos. 2-74747 and 811-3313
                  Rule 497(j) Certification

Ladies and Gentlemen:

         Pursuant to Rule 497(j), the Company hereby certifies that:

         (1) the forms of Prospectuses and Statement of Additional Information, each dated January 31, 1996, that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the most recent amendment to the registration statement (Post-Effective Amendment No. 22 filed January 22, 1996); and

         (2) the text of the most recent amendment to the registration statement has been filed electronically.

                                             Very truly yours,

                                             /s/ Kathryn L. Stanton

                                             Kathryn L. Stanton
                                             Vice President

cc:      Jeffery Wilson
         Rick Shoch
         Brian Kelly
         Stephen Meyer
         Mike Beattie
         Patrick Boehmer
         Anne Oswald
         Michael J. Radmer